UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006
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Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   /  / is a restatement.
                                    /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:   (817) 391-6170

Signature, Place, and Date of Signing:

/s/ Rosemary K. Behan       Fort Worth, TX     October 25, 2012
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     [Signature]            [City, State]          [Date]



/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
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Form 13F File Number               Name

28-01006                  Barrow, Hanley, Mewhinney & Strauss, LLC
28-02204                  Brandywine Global Investment Management, LLC
28-11166                  Calamos Advisors LLC
28-03578                  Franklin Advisers, Inc.
28-10981                  Goldman Sachs Asset Management, L.P.
28-10068                  Hotchkis and Wiley Capital Management LLC
28-11937                  J.P. Morgan Investment Management Inc.
28-10469                  Lazard Asset Management LLC
28-05723                  Metropolitan West Capital Management LLC
28-11866                  Morgan Stanley Investment Management Inc.
28-11411                  Opus Capital Group, LLC
28-03042                  PanAgora Asset Management, Inc.
28-03791                  Pzena Investment Management, LLC
28-11338                  SSgA Funds Management, Inc.
28-01074                  Templeton Investment Counsel, LLC
28-00242                  The Boston Company Asset Management, LLC
28-04884                  The Renaissance Group LLC
28-03676                  Winslow Capital Management, Inc.
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